Leases - Schedule of Future Maturing Operating Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Leases [Abstract]
Remainder of 2023	$ 822
2024	1,126
2025	1,158
2026	1,193
2027	1,241
2028	1,278
Thereafter	4,729
Gross lease payments	11,547
Less - present value adjustments	(3,359)	$ (861)
Total operating lease liabilities	$ 8,188	3,300	$ 3,300
2023		540
2024		565
2025		586
2026		604
2027		622
Thereafter		966
Gross lease payments		3,883
Total operating lease liabilities		$ 3,022